OTHER INCOME/(EXPENSES) (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Income from government grants			$ 178,124
Gain on investment on event projects	(5,071,365)	806,606
Loss on investment on event projects	3,742,264
Other Investor [Member]
IfrsStatementLineItems [Line Items]
Profit sharing expenses	$ 1,329,101